ACCOUNTS PAYABLE AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade payables	$ 3,263	$ 3,699
Regulatory liabilities (Note 12)	532	353
Fair value of derivative instruments (Note 27)	380	507
Factoring arrangement (Note 9)	351	0
Gas transportation and exchange payable	158	118
Emissions expense payable	91	101
Operating lease liabilities (Note 9)	61	60
Contract liabilities (Note 6)	46	30
Income tax liabilities	38	143
Other	354	286
Accounts payable and other	$ 5,274	$ 5,297